Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Fair Value of Financial Instruments

The estimated fair values of KONAMI’s financial instruments at March 31, 2013 and 2014 are as follows:

	Millions of Yen
	2013		2014
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥440	¥440	¥518	¥518
Long-term debt, including current installments	(5,000)	(5,014)	(15,000)	(14,625)